Divestitures (Tables)	12 Months Ended
Sep. 30, 2017
Divestitures [Abstract]
Summary Of Assets And Liabilities As Held For Sale

(in millions)	2017	2016
Assets
Trade receivables, net	$260.1	$237.0
Other receivables	24.0	32.7
Inventories	279.2	290.7
Prepaid expenses and other current assets	39.7	40.6
Property, plant and equipment, net	196.8	176.0
Deferred charges and other	19.3	15.0
Goodwill	348.9	345.2
Intangible assets, net	811.9	837.6
Total assets of business held for sale	$1,979.9	$1,974.8
Liabilities
Current portion of long-term debt	17.3	18.7
Accounts payable	355.9	265.3
Accrued wages and salaries	37.6	43.3
Other current liabilities	89.8	84.8
Long-term debt, net of current portion	51.7	41.5
Deferred income taxes	38.2	33.9
Other long-term liabilities	66.2	80.1
Total liabilities of business held for sale	$656.7	$567.6

Summary Of Components Of Income From Discontinued Operations

(in millions)	2017	2016	2015
Net sales	$1,997.9	$2,010.3	$2,092.2
Cost of goods sold	1,299.2	1,328.0	1,400.2
Gross profit	698.7	682.3	692.0
Operating expenses	465.5	443.8	464.1
Operating income	233.2	238.5	227.9
Interest expense	50.2	68.0	86.2
Other non-operating expense, net	0.8	3.9	4.9
Income from discontinued operations before income taxes	182.2	166.6	136.8
Income tax expense	10.1	90.0	38.2
Net income from discontinued operations	172.1	76.6	98.6
Net income (loss) from discontinued operations attributable to non-controlling interest	1.3	(0.5)	(0.4)
Net income from discontinued operations attributable to controlling interest	$170.8	$77.1	$99.0